AEGON Letterhead




October 17, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  AEGON/Transamerica Series Fund, Inc.
       1933 Act File No.: 33-507

Filer CIK No.  0000778207

Dear Sir/Madam:

Pursuant to Rule 497(e) on behalf of the above-referenced Registrant, attached for electronic filing are two Supplements to the Registrant's Prospectus, as supplemented August 27, 2001.

Please do not hesitate to contact me at (727) 299-1824 if you have any questions or concerns regarding this filing.

Sincerely,


			/s/ John K. Carter
John K. Carter, Esq.
Vice President, Secretary
& Senior Counsel


Attachment

cc:	Kimberly J. Smith, Esq.